Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000153533
Shareholder Report [Line Items]
Fund Name	DWS CROCI U.S. Fund
Class Name	Class A
Trading Symbol	DCUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI U.S. Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.00%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 29.95% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 27.76%.

Stock selection was the primary reason for the Fund’s outperformance, with the best results occurring in the communication services sector. Holdings in Meta Platforms, Inc. (4.4%) and Alphabet, Inc. (4.9%) positioned the Fund to benefit from the strength in mega-cap, technology-related companies. The broadcaster Fox Corp. (4.0%) also was a key contributor in communication services. Information technology was an additional source of positive relative performance. Apple, Inc. (4.5%), another beneficiary of the outperformance for the mega-cap tech space, was a notable contributor. Dell Technologies, Inc. (0.5%) outperformed on expectations that the growth of artificial intelligence will fuel demand for its servers. In addition, positions in a number of semiconductor stocks — including QUALCOMM, Inc. (2.5%), KLA Corp. (0.4%), and Broadcom, Inc. (1.5%) — delivered returns well in excess of their sector peers.

Selection in consumer discretionary and financials added value, as well. In the former, nearly all of the positive contribution came from a position in the homebuilder D.R. Horton, Inc. (2.6%). The credit-card providers Discover Financial Services (1.3%) and Capital One Financial Corp.* were also top performers in financials, as was the consumer-finance company Synchrony Financial (2.0%).

Industrials was the only sector in which the Fund’s holdings underperformed by a meaningful margin. A holding in Paccar, Inc. (4.0%), which was pressured by concerns about the demand outlook for heavy trucks, was the primary reason for the shortfall. Outside of industrials, Bristol Myers Squibb Co.* was the largest detractor. The stock lagged considerably on concerns about its product pipeline.

Sector allocation was a net detractor from performance. Underweights in financials and industrials hurt results, as did an overweight in the underperforming healthcare sector. Zero weightings in the rate-sensitive utilities and real estate sectors, both of which rose sharply late in the period as the interest rate outlook improved, also cost the Fund some relative performance. On the other hand, an overweight in energy contributed.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
4/13/15	$9,519	$9,957	$10,004
5/31/15	$9,482	$10,088	$10,124
6/30/15	$9,020	$9,899	$9,922
7/31/15	$9,001	$10,089	$9,966
8/31/15	$8,501	$9,482	$9,372
9/30/15	$8,153	$9,223	$9,089
10/31/15	$8,605	$9,969	$9,775
11/30/15	$8,539	$10,002	$9,812
12/31/15	$8,231	$9,822	$9,601
1/31/16	$7,917	$9,293	$9,105
2/29/16	$8,174	$9,290	$9,103
3/31/16	$8,765	$9,937	$9,759
4/30/16	$8,670	$9,991	$9,964
5/31/16	$8,756	$10,166	$10,119
6/30/16	$8,804	$10,189	$10,206
7/31/16	$9,109	$10,577	$10,502
8/31/16	$9,071	$10,591	$10,583
9/30/16	$9,071	$10,600	$10,561
10/31/16	$8,947	$10,393	$10,398
11/30/16	$9,109	$10,803	$10,992
12/31/16	$9,219	$11,006	$11,266
1/31/17	$9,419	$11,227	$11,347
2/28/17	$9,849	$11,661	$11,754
3/31/17	$9,925	$11,669	$11,635
4/30/17	$10,002	$11,792	$11,613
5/31/17	$10,116	$11,943	$11,601
6/30/17	$10,231	$12,026	$11,791
7/31/17	$10,364	$12,264	$11,948
8/31/17	$10,450	$12,303	$11,809
9/30/17	$10,698	$12,565	$12,158
10/31/17	$10,851	$12,853	$12,247
11/30/17	$11,242	$13,245	$12,622
12/31/17	$11,208	$13,392	$12,806
1/31/18	$11,696	$14,128	$13,301
2/28/18	$11,131	$13,609	$12,666
3/31/18	$10,984	$13,300	$12,443
4/30/18	$10,975	$13,345	$12,484
5/31/18	$10,916	$13,686	$12,558
6/30/18	$11,023	$13,774	$12,589
7/31/18	$11,394	$14,250	$13,088
8/31/18	$11,647	$14,741	$13,281
9/30/18	$11,540	$14,797	$13,307
10/31/18	$10,682	$13,750	$12,618
11/30/18	$11,131	$14,029	$12,995
12/31/18	$9,948	$12,752	$11,747
1/31/19	$11,092	$13,820	$12,662
2/28/19	$11,436	$14,288	$13,066
3/31/19	$11,244	$14,537	$13,149
4/30/19	$11,841	$15,124	$13,616
5/31/19	$10,920	$14,160	$12,740
6/30/19	$11,790	$15,154	$13,655
7/31/19	$11,983	$15,390	$13,768
8/31/19	$11,213	$15,108	$13,363
9/30/19	$11,841	$15,370	$13,840
10/31/19	$12,367	$15,695	$14,033
11/30/19	$12,873	$16,289	$14,467
12/31/19	$13,200	$16,759	$14,865
1/31/20	$12,429	$16,777	$14,545
2/29/20	$11,187	$15,406	$13,137
3/31/20	$8,960	$13,370	$10,892
4/30/20	$10,031	$15,137	$12,116
5/31/20	$10,159	$15,936	$12,531
6/30/20	$10,149	$16,288	$12,448
7/31/20	$10,438	$17,242	$12,940
8/31/20	$10,834	$18,507	$13,475
9/30/20	$10,491	$17,831	$13,144
10/31/20	$10,127	$17,401	$12,972
11/30/20	$11,230	$19,450	$14,716
12/31/20	$11,499	$20,272	$15,281
1/31/21	$11,609	$20,105	$15,141
2/28/21	$11,674	$20,688	$16,056
3/31/21	$12,691	$21,471	$17,001
4/30/21	$12,844	$22,627	$17,680
5/31/21	$13,084	$22,734	$18,093
6/30/21	$13,237	$23,304	$17,886
7/31/21	$13,500	$23,788	$18,029
8/31/21	$13,839	$24,476	$18,386
9/30/21	$13,139	$23,352	$17,746
10/31/21	$13,609	$24,972	$18,648
11/30/21	$13,456	$24,637	$17,990
12/31/21	$14,526	$25,635	$19,125
1/31/22	$13,872	$24,190	$18,680
2/28/22	$13,484	$23,526	$18,463
3/31/22	$13,706	$24,320	$18,984
4/30/22	$12,930	$22,152	$17,914
5/31/22	$13,207	$22,118	$18,262
6/30/22	$11,844	$20,266	$16,666
7/31/22	$12,598	$22,154	$17,771
8/31/22	$12,055	$21,303	$17,242
9/30/22	$11,069	$19,332	$15,730
10/31/22	$12,132	$20,882	$17,343
11/30/22	$12,963	$22,012	$18,427
12/31/22	$12,227	$20,732	$17,684
1/31/23	$13,270	$22,122	$18,600
2/28/23	$12,805	$21,596	$17,944
3/31/23	$12,896	$22,279	$17,862
4/30/23	$12,975	$22,555	$18,131
5/31/23	$12,828	$22,660	$17,432
6/30/23	$13,644	$24,190	$18,589
7/31/23	$14,030	$25,022	$19,243
8/31/23	$13,803	$24,584	$18,724
9/30/23	$13,247	$23,429	$18,001
10/31/23	$12,760	$22,863	$17,366
11/30/23	$13,724	$24,998	$18,676
12/31/23	$14,732	$26,232	$19,711
1/31/24	$14,893	$26,598	$19,731
2/29/24	$15,548	$28,034	$20,459
3/31/24	$16,341	$28,933	$21,482
4/30/24	$15,445	$27,702	$20,564
5/31/24	$15,996	$29,006	$21,216
6/30/24	$16,272	$29,966	$21,017
7/31/24	$16,870	$30,402	$22,091
8/31/24	$17,122	$31,123	$22,684
9/30/24	$17,214	$31,788	$22,998

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 4/13/15
Class A Unadjusted for Sales Charge	29.95%	7.77%	6.56%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	22.47%	6.50%	5.90%
Russell 1000® Index	35.68%	15.64%	13.12%
Russell 1000® Value Index	27.76%	10.69%	9.32%

Performance Inception Date	Apr. 13, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 701,321,522
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,771,584
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	701,321,522
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	2,771,584

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Health Care	23%
Communication Services	14%
Financials	12%
Industrials	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	1%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Alphabet, Inc.	4.9%
Merck & Co., Inc.	4.7%
Apple, Inc.	4.5%
Meta Platforms, Inc.	4.4%
PACCAR, Inc.	4.0%
Fox Corp.	4.0%
Johnson & Johnson	3.9%
JPMorgan Chase & Co.	3.5%
Gilead Sciences, Inc.	3.3%
D.R. Horton, Inc.	2.6%

Material Fund Change [Text Block]
C000153534
Shareholder Report [Line Items]
Fund Name	DWS CROCI U.S. Fund
Class Name	Class C
Trading Symbol	DCUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI U.S. Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.78%

Gross expense ratio as of the latest prospectus: 1.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 28.90% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 27.76%.

Stock selection was the primary reason for the Fund’s outperformance, with the best results occurring in the communication services sector. Holdings in Meta Platforms, Inc. (4.4%) and Alphabet, Inc. (4.9%) positioned the Fund to benefit from the strength in mega-cap, technology-related companies. The broadcaster Fox Corp. (4.0%) also was a key contributor in communication services. Information technology was an additional source of positive relative performance. Apple, Inc. (4.5%), another beneficiary of the outperformance for the mega-cap tech space, was a notable contributor. Dell Technologies, Inc. (0.5%) outperformed on expectations that the growth of artificial intelligence will fuel demand for its servers. In addition, positions in a number of semiconductor stocks — including QUALCOMM, Inc. (2.5%), KLA Corp. (0.4%), and Broadcom, Inc. (1.5%) — delivered returns well in excess of their sector peers.

Selection in consumer discretionary and financials added value, as well. In the former, nearly all of the positive contribution came from a position in the homebuilder D.R. Horton, Inc. (2.6%). The credit-card providers Discover Financial Services (1.3%) and Capital One Financial Corp.* were also top performers in financials, as was the consumer-finance company Synchrony Financial (2.0%).

Industrials was the only sector in which the Fund’s holdings underperformed by a meaningful margin. A holding in Paccar, Inc. (4.0%), which was pressured by concerns about the demand outlook for heavy trucks, was the primary reason for the shortfall. Outside of industrials, Bristol Myers Squibb Co.* was the largest detractor. The stock lagged considerably on concerns about its product pipeline.

Sector allocation was a net detractor from performance. Underweights in financials and industrials hurt results, as did an overweight in the underperforming healthcare sector. Zero weightings in the rate-sensitive utilities and real estate sectors, both of which rose sharply late in the period as the interest rate outlook improved, also cost the Fund some relative performance. On the other hand, an overweight in energy contributed.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Value Index
4/13/15	$10,100	$9,957	$10,004
5/31/15	$10,050	$10,088	$10,124
6/30/15	$9,550	$9,899	$9,922
7/31/15	$9,530	$10,089	$9,966
8/31/15	$8,990	$9,482	$9,372
9/30/15	$8,610	$9,223	$9,089
10/31/15	$9,090	$9,969	$9,775
11/30/15	$9,020	$10,002	$9,812
12/31/15	$8,686	$9,822	$9,601
1/31/16	$8,354	$9,293	$9,105
2/29/16	$8,615	$9,290	$9,103
3/31/16	$9,229	$9,937	$9,759
4/30/16	$9,119	$9,991	$9,964
5/31/16	$9,209	$10,166	$10,119
6/30/16	$9,249	$10,189	$10,206
7/31/16	$9,562	$10,577	$10,502
8/31/16	$9,511	$10,591	$10,583
9/30/16	$9,511	$10,600	$10,561
10/31/16	$9,380	$10,393	$10,398
11/30/16	$9,541	$10,803	$10,992
12/31/16	$9,642	$11,006	$11,266
1/31/17	$9,843	$11,227	$11,347
2/28/17	$10,286	$11,661	$11,754
3/31/17	$10,367	$11,669	$11,635
4/30/17	$10,437	$11,792	$11,613
5/31/17	$10,548	$11,943	$11,601
6/30/17	$10,659	$12,026	$11,791
7/31/17	$10,799	$12,264	$11,948
8/31/17	$10,880	$12,303	$11,809
9/30/17	$11,132	$12,565	$12,158
10/31/17	$11,283	$12,853	$12,247
11/30/17	$11,675	$13,245	$12,622
12/31/17	$11,641	$13,392	$12,806
1/31/18	$12,130	$14,128	$13,301
2/28/18	$11,539	$13,609	$12,666
3/31/18	$11,386	$13,300	$12,443
4/30/18	$11,365	$13,345	$12,484
5/31/18	$11,304	$13,686	$12,558
6/30/18	$11,406	$13,774	$12,589
7/31/18	$11,773	$14,250	$13,088
8/31/18	$12,039	$14,741	$13,281
9/30/18	$11,916	$14,797	$13,307
10/31/18	$11,029	$13,750	$12,618
11/30/18	$11,478	$14,029	$12,995
12/31/18	$10,251	$12,752	$11,747
1/31/19	$11,428	$13,820	$12,662
2/28/19	$11,775	$14,288	$13,066
3/31/19	$11,565	$14,537	$13,149
4/30/19	$12,175	$15,124	$13,616
5/31/19	$11,218	$14,160	$12,740
6/30/19	$12,111	$15,154	$13,655
7/31/19	$12,301	$15,390	$13,768
8/31/19	$11,502	$15,108	$13,363
9/30/19	$12,143	$15,370	$13,840
10/31/19	$12,679	$15,695	$14,033
11/30/19	$13,184	$16,289	$14,467
12/31/19	$13,504	$16,759	$14,865
1/31/20	$12,709	$16,777	$14,545
2/29/20	$11,428	$15,406	$13,137
3/31/20	$9,154	$13,370	$10,892
4/30/20	$10,236	$15,137	$12,116
5/31/20	$10,357	$15,936	$12,531
6/30/20	$10,357	$16,288	$12,448
7/31/20	$10,633	$17,242	$12,940
8/31/20	$11,031	$18,507	$13,475
9/30/20	$10,666	$17,831	$13,144
10/31/20	$10,291	$17,401	$12,972
11/30/20	$11,406	$19,450	$14,716
12/31/20	$11,668	$20,272	$15,281
1/31/21	$11,768	$20,105	$15,141
2/28/21	$11,836	$20,688	$16,056
3/31/21	$12,865	$21,471	$17,001
4/30/21	$13,010	$22,627	$17,680
5/31/21	$13,245	$22,734	$18,093
6/30/21	$13,379	$23,304	$17,886
7/31/21	$13,637	$23,788	$18,029
8/31/21	$13,961	$24,476	$18,386
9/30/21	$13,245	$23,352	$17,746
10/31/21	$13,715	$24,972	$18,648
11/30/21	$13,558	$24,637	$17,990
12/31/21	$14,615	$25,635	$19,125
1/31/22	$13,952	$24,190	$18,680
2/28/22	$13,558	$23,526	$18,463
3/31/22	$13,772	$24,320	$18,984
4/30/22	$12,985	$22,152	$17,914
5/31/22	$13,255	$22,118	$18,262
6/30/22	$11,883	$20,266	$16,666
7/31/22	$12,625	$22,154	$17,771
8/31/22	$12,074	$21,303	$17,242
9/30/22	$11,085	$19,332	$15,730
10/31/22	$12,142	$20,882	$17,343
11/30/22	$12,963	$22,012	$18,427
12/31/22	$12,219	$20,732	$17,684
1/31/23	$13,258	$22,122	$18,600
2/28/23	$12,778	$21,596	$17,944
3/31/23	$12,858	$22,279	$17,862
4/30/23	$12,927	$22,555	$18,131
5/31/23	$12,767	$22,660	$17,432
6/30/23	$13,577	$24,190	$18,589
7/31/23	$13,954	$25,022	$19,243
8/31/23	$13,714	$24,584	$18,724
9/30/23	$13,155	$23,429	$18,001
10/31/23	$12,652	$22,863	$17,366
11/30/23	$13,612	$24,998	$18,676
12/31/23	$14,593	$26,232	$19,711
1/31/24	$14,743	$26,598	$19,731
2/29/24	$15,385	$28,034	$20,459
3/31/24	$16,165	$28,933	$21,482
4/30/24	$15,259	$27,702	$20,564
5/31/24	$15,798	$29,006	$21,216
6/30/24	$16,062	$29,966	$21,017
7/31/24	$16,636	$30,402	$22,091
8/31/24	$16,876	$31,123	$22,684
9/30/24	$16,957	$31,788	$22,998

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 4/13/15
Class C Unadjusted for Sales Charge	28.90%	6.91%	5.73%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	27.90%	6.91%	5.73%
Russell 1000® Index	35.68%	15.64%	13.12%
Russell 1000® Value Index	27.76%	10.69%	9.32%

Performance Inception Date	Apr. 13, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 701,321,522
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,771,584
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	701,321,522
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	2,771,584

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Health Care	23%
Communication Services	14%
Financials	12%
Industrials	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	1%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Alphabet, Inc.	4.9%
Merck & Co., Inc.	4.7%
Apple, Inc.	4.5%
Meta Platforms, Inc.	4.4%
PACCAR, Inc.	4.0%
Fox Corp.	4.0%
Johnson & Johnson	3.9%
JPMorgan Chase & Co.	3.5%
Gilead Sciences, Inc.	3.3%
D.R. Horton, Inc.	2.6%

Material Fund Change [Text Block]
C000153537
Shareholder Report [Line Items]
Fund Name	DWS CROCI U.S. Fund
Class Name	Class S
Trading Symbol	DCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI U.S. Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$78	0.68%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 30.41% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 27.76%.

Stock selection was the primary reason for the Fund’s outperformance, with the best results occurring in the communication services sector. Holdings in Meta Platforms, Inc. (4.4%) and Alphabet, Inc. (4.9%) positioned the Fund to benefit from the strength in mega-cap, technology-related companies. The broadcaster Fox Corp. (4.0%) also was a key contributor in communication services. Information technology was an additional source of positive relative performance. Apple, Inc. (4.5%), another beneficiary of the outperformance for the mega-cap tech space, was a notable contributor. Dell Technologies, Inc. (0.5%) outperformed on expectations that the growth of artificial intelligence will fuel demand for its servers. In addition, positions in a number of semiconductor stocks — including QUALCOMM, Inc. (2.5%), KLA Corp. (0.4%), and Broadcom, Inc. (1.5%) — delivered returns well in excess of their sector peers.

Selection in consumer discretionary and financials added value, as well. In the former, nearly all of the positive contribution came from a position in the homebuilder D.R. Horton, Inc. (2.6%). The credit-card providers Discover Financial Services (1.3%) and Capital One Financial Corp.* were also top performers in financials, as was the consumer-finance company Synchrony Financial (2.0%).

Industrials was the only sector in which the Fund’s holdings underperformed by a meaningful margin. A holding in Paccar, Inc. (4.0%), which was pressured by concerns about the demand outlook for heavy trucks, was the primary reason for the shortfall. Outside of industrials, Bristol Myers Squibb Co.* was the largest detractor. The stock lagged considerably on concerns about its product pipeline.

Sector allocation was a net detractor from performance. Underweights in financials and industrials hurt results, as did an overweight in the underperforming healthcare sector. Zero weightings in the rate-sensitive utilities and real estate sectors, both of which rose sharply late in the period as the interest rate outlook improved, also cost the Fund some relative performance. On the other hand, an overweight in energy contributed.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index	Russell 1000® Value Index
4/13/15	$10,100	$9,957	$10,004
5/31/15	$10,060	$10,088	$10,124
6/30/15	$9,570	$9,899	$9,922
7/31/15	$9,560	$10,089	$9,966
8/31/15	$9,020	$9,482	$9,372
9/30/15	$8,650	$9,223	$9,089
10/31/15	$9,140	$9,969	$9,775
11/30/15	$9,070	$10,002	$9,812
12/31/15	$8,748	$9,822	$9,601
1/31/16	$8,413	$9,293	$9,105
2/29/16	$8,687	$9,290	$9,103
3/31/16	$9,315	$9,937	$9,759
4/30/16	$9,214	$9,991	$9,964
5/31/16	$9,305	$10,166	$10,119
6/30/16	$9,356	$10,189	$10,206
7/31/16	$9,680	$10,577	$10,502
8/31/16	$9,640	$10,591	$10,583
9/30/16	$9,640	$10,600	$10,561
10/31/16	$9,518	$10,393	$10,398
11/30/16	$9,690	$10,803	$10,992
12/31/16	$9,802	$11,006	$11,266
1/31/17	$10,025	$11,227	$11,347
2/28/17	$10,482	$11,661	$11,754
3/31/17	$10,574	$11,669	$11,635
4/30/17	$10,655	$11,792	$11,613
5/31/17	$10,777	$11,943	$11,601
6/30/17	$10,899	$12,026	$11,791
7/31/17	$11,051	$12,264	$11,948
8/31/17	$11,142	$12,303	$11,809
9/30/17	$11,407	$12,565	$12,158
10/31/17	$11,569	$12,853	$12,247
11/30/17	$11,996	$13,245	$12,622
12/31/17	$11,964	$13,392	$12,806
1/31/18	$12,484	$14,128	$13,301
2/28/18	$11,881	$13,609	$12,666
3/31/18	$11,735	$13,300	$12,443
4/30/18	$11,725	$13,345	$12,484
5/31/18	$11,673	$13,686	$12,558
6/30/18	$11,787	$13,774	$12,589
7/31/18	$12,183	$14,250	$13,088
8/31/18	$12,464	$14,741	$13,281
9/30/18	$12,339	$14,797	$13,307
10/31/18	$11,434	$13,750	$12,618
11/30/18	$11,912	$14,029	$12,995
12/31/18	$10,646	$12,752	$11,747
1/31/19	$11,882	$13,820	$12,662
2/28/19	$12,251	$14,288	$13,066
3/31/19	$12,045	$14,537	$13,149
4/30/19	$12,695	$15,124	$13,616
5/31/19	$11,709	$14,160	$12,740
6/30/19	$12,652	$15,154	$13,655
7/31/19	$12,858	$15,390	$13,768
8/31/19	$12,034	$15,108	$13,363
9/30/19	$12,706	$15,370	$13,840
10/31/19	$13,281	$15,695	$14,033
11/30/19	$13,823	$16,289	$14,467
12/31/19	$14,175	$16,759	$14,865
1/31/20	$13,358	$16,777	$14,545
2/29/20	$12,023	$15,406	$13,137
3/31/20	$9,642	$13,370	$10,892
4/30/20	$10,781	$15,137	$12,116
5/31/20	$10,919	$15,936	$12,531
6/30/20	$10,930	$16,288	$12,448
7/31/20	$11,241	$17,242	$12,940
8/31/20	$11,667	$18,507	$13,475
9/30/20	$11,298	$17,831	$13,144
10/31/20	$10,907	$17,401	$12,972
11/30/20	$12,104	$19,450	$14,716
12/31/20	$12,390	$20,272	$15,281
1/31/21	$12,508	$20,105	$15,141
2/28/21	$12,591	$20,688	$16,056
3/31/21	$13,699	$21,471	$17,001
4/30/21	$13,864	$22,627	$17,680
5/31/21	$14,123	$22,734	$18,093
6/30/21	$14,289	$23,304	$17,886
7/31/21	$14,571	$23,788	$18,029
8/31/21	$14,949	$24,476	$18,386
9/30/21	$14,194	$23,352	$17,746
10/31/21	$14,701	$24,972	$18,648
11/30/21	$14,548	$24,637	$17,990
12/31/21	$15,703	$25,635	$19,125
1/31/22	$14,995	$24,190	$18,680
2/28/22	$14,588	$23,526	$18,463
3/31/22	$14,840	$24,320	$18,984
4/30/22	$13,989	$22,152	$17,914
5/31/22	$14,300	$22,118	$18,262
6/30/22	$12,838	$20,266	$16,666
7/31/22	$13,653	$22,154	$17,771
8/31/22	$13,066	$21,303	$17,242
9/30/22	$11,999	$19,332	$15,730
10/31/22	$13,161	$20,882	$17,343
11/30/22	$14,061	$22,012	$18,427
12/31/22	$13,273	$20,732	$17,684
1/31/23	$14,406	$22,122	$18,600
2/28/23	$13,901	$21,596	$17,944
3/31/23	$14,000	$22,279	$17,862
4/30/23	$14,086	$22,555	$18,131
5/31/23	$13,938	$22,660	$17,432
6/30/23	$14,825	$24,190	$18,589
7/31/23	$15,255	$25,022	$19,243
8/31/23	$15,009	$24,584	$18,724
9/30/23	$14,406	$23,429	$18,001
10/31/23	$13,876	$22,863	$17,366
11/30/23	$14,935	$24,998	$18,676
12/31/23	$16,033	$26,232	$19,711
1/31/24	$16,208	$26,598	$19,731
2/29/24	$16,934	$28,034	$20,459
3/31/24	$17,798	$28,933	$21,482
4/30/24	$16,821	$27,702	$20,564
5/31/24	$17,422	$29,006	$21,216
6/30/24	$17,735	$29,966	$21,017
7/31/24	$18,398	$30,402	$22,091
8/31/24	$18,674	$31,123	$22,684
9/30/24	$18,786	$31,788	$22,998

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 4/13/15
Class S No Sales Charge	30.41%	8.13%	6.88%
Russell 1000® Index	35.68%	15.64%	13.12%
Russell 1000® Value Index	27.76%	10.69%	9.32%

Performance Inception Date	Apr. 13, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 701,321,522
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,771,584
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	701,321,522
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	2,771,584

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Health Care	23%
Communication Services	14%
Financials	12%
Industrials	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	1%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Alphabet, Inc.	4.9%
Merck & Co., Inc.	4.7%
Apple, Inc.	4.5%
Meta Platforms, Inc.	4.4%
PACCAR, Inc.	4.0%
Fox Corp.	4.0%
Johnson & Johnson	3.9%
JPMorgan Chase & Co.	3.5%
Gilead Sciences, Inc.	3.3%
D.R. Horton, Inc.	2.6%

Material Fund Change [Text Block]
C000153535
Shareholder Report [Line Items]
Fund Name	DWS CROCI U.S. Fund
Class Name	Institutional Class
Trading Symbol	DCUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI U.S. Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.67%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 30.34% for the period ended September 30, 2024. The Fund's broad-based index, the Russell 1000® Index, returned 35.68% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Value Index, returned 27.76%.

Stock selection was the primary reason for the Fund’s outperformance, with the best results occurring in the communication services sector. Holdings in Meta Platforms, Inc. (4.4%) and Alphabet, Inc. (4.9%) positioned the Fund to benefit from the strength in mega-cap, technology-related companies. The broadcaster Fox Corp. (4.0%) also was a key contributor in communication services. Information technology was an additional source of positive relative performance. Apple, Inc. (4.5%), another beneficiary of the outperformance for the mega-cap tech space, was a notable contributor. Dell Technologies, Inc. (0.5%) outperformed on expectations that the growth of artificial intelligence will fuel demand for its servers. In addition, positions in a number of semiconductor stocks — including QUALCOMM, Inc. (2.5%), KLA Corp. (0.4%), and Broadcom, Inc. (1.5%) — delivered returns well in excess of their sector peers.

Selection in consumer discretionary and financials added value, as well. In the former, nearly all of the positive contribution came from a position in the homebuilder D.R. Horton, Inc. (2.6%). The credit-card providers Discover Financial Services (1.3%) and Capital One Financial Corp.* were also top performers in financials, as was the consumer-finance company Synchrony Financial (2.0%).

Industrials was the only sector in which the Fund’s holdings underperformed by a meaningful margin. A holding in Paccar, Inc. (4.0%), which was pressured by concerns about the demand outlook for heavy trucks, was the primary reason for the shortfall. Outside of industrials, Bristol Myers Squibb Co.* was the largest detractor. The stock lagged considerably on concerns about its product pipeline.

Sector allocation was a net detractor from performance. Underweights in financials and industrials hurt results, as did an overweight in the underperforming healthcare sector. Zero weightings in the rate-sensitive utilities and real estate sectors, both of which rose sharply late in the period as the interest rate outlook improved, also cost the Fund some relative performance. On the other hand, an overweight in energy contributed.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index	Russell 1000® Value Index
4/13/15	$1,010,001	$995,747	$1,000,416
5/31/15	$1,006,000	$1,008,774	$1,012,439
6/30/15	$957,000	$989,850	$992,224
7/31/15	$956,000	$1,008,929	$996,574
8/31/15	$903,000	$948,239	$937,221
9/30/15	$866,000	$922,250	$908,926
10/31/15	$914,000	$996,868	$977,507
11/30/15	$907,000	$1,000,161	$981,248
12/31/15	$874,958	$982,168	$960,146
1/31/16	$841,500	$929,304	$910,533
2/29/16	$868,875	$928,985	$910,303
3/31/16	$932,748	$993,699	$975,877
4/30/16	$922,609	$999,103	$996,377
5/31/16	$931,734	$1,016,599	$1,011,853
6/30/16	$936,803	$1,018,901	$1,020,603
7/31/16	$969,246	$1,057,715	$1,050,237
8/31/16	$965,191	$1,059,120	$1,058,335
9/30/16	$966,205	$1,059,958	$1,056,129
10/31/16	$953,025	$1,039,289	$1,039,784
11/30/16	$970,260	$1,080,262	$1,099,171
12/31/16	$981,367	$1,100,557	$1,126,642
1/31/17	$1,003,741	$1,122,688	$1,134,668
2/28/17	$1,049,504	$1,166,145	$1,175,441
3/31/17	$1,058,657	$1,166,882	$1,163,467
4/30/17	$1,066,792	$1,179,219	$1,161,284
5/31/17	$1,078,996	$1,194,269	$1,160,146
6/30/17	$1,091,199	$1,202,608	$1,179,111
7/31/17	$1,106,454	$1,226,424	$1,194,782
8/31/17	$1,115,606	$1,230,260	$1,180,865
9/30/17	$1,142,047	$1,256,459	$1,215,839
10/31/17	$1,158,319	$1,285,277	$1,224,667
11/30/17	$1,200,014	$1,324,473	$1,262,168
12/31/17	$1,196,958	$1,339,238	$1,280,592
1/31/18	$1,250,087	$1,412,753	$1,330,102
2/28/18	$1,189,666	$1,360,886	$1,266,588
3/31/18	$1,174,040	$1,329,997	$1,244,307
4/30/18	$1,172,998	$1,334,517	$1,248,415
5/31/18	$1,167,790	$1,368,582	$1,255,826
6/30/18	$1,180,290	$1,377,432	$1,258,936
7/31/18	$1,218,835	$1,424,969	$1,308,764
8/31/18	$1,246,962	$1,474,070	$1,328,108
9/30/18	$1,235,503	$1,479,667	$1,330,742
10/31/18	$1,143,830	$1,374,961	$1,261,835
11/30/18	$1,192,791	$1,402,942	$1,299,507
12/31/18	$1,065,905	$1,275,166	$1,174,722
1/31/19	$1,188,560	$1,382,029	$1,266,156
2/28/19	$1,226,551	$1,428,822	$1,306,612
3/31/19	$1,205,927	$1,453,697	$1,314,919
4/30/19	$1,271,054	$1,512,403	$1,361,561
5/31/19	$1,172,279	$1,416,026	$1,274,017
6/30/19	$1,265,627	$1,515,437	$1,365,472
7/31/19	$1,286,250	$1,538,972	$1,376,790
8/31/19	$1,203,757	$1,510,785	$1,336,305
9/30/19	$1,271,054	$1,536,972	$1,383,981
10/31/19	$1,328,582	$1,569,546	$1,403,326
11/30/19	$1,382,855	$1,628,861	$1,446,712
12/31/19	$1,418,879	$1,675,900	$1,486,510
1/31/20	$1,335,957	$1,677,709	$1,454,530
2/29/20	$1,202,361	$1,540,611	$1,313,664
3/31/20	$963,962	$1,337,020	$1,089,166
4/30/20	$1,077,979	$1,513,698	$1,211,612
5/31/20	$1,092,951	$1,593,563	$1,253,132
6/30/20	$1,092,951	$1,628,803	$1,244,814
7/31/20	$1,124,047	$1,724,179	$1,294,026
8/31/20	$1,166,659	$1,850,729	$1,347,534
9/30/20	$1,129,805	$1,783,089	$1,314,434
10/31/20	$1,090,648	$1,740,090	$1,297,159
11/30/20	$1,210,423	$1,944,998	$1,471,645
12/31/20	$1,239,075	$2,027,224	$1,528,067
1/31/21	$1,250,875	$2,010,528	$1,514,073
2/28/21	$1,259,136	$2,068,794	$1,605,573
3/31/21	$1,370,063	$2,147,084	$1,700,051
4/30/21	$1,386,584	$2,262,663	$1,768,038
5/31/21	$1,413,725	$2,273,404	$1,809,312
6/30/21	$1,429,066	$2,330,369	$1,788,593
7/31/21	$1,457,388	$2,378,780	$1,802,888
8/31/21	$1,495,150	$2,447,627	$1,838,642
9/30/21	$1,419,626	$2,335,198	$1,774,643
10/31/21	$1,470,369	$2,497,231	$1,864,755
11/30/21	$1,455,028	$2,463,732	$1,799,041
12/31/21	$1,570,610	$2,563,527	$1,912,536
1/31/22	$1,499,818	$2,418,995	$1,867,986
2/28/22	$1,460,223	$2,352,614	$1,846,309
3/31/22	$1,484,220	$2,432,004	$1,898,429
4/30/22	$1,400,230	$2,215,214	$1,791,351
5/31/22	$1,430,227	$2,211,847	$1,826,174
6/30/22	$1,283,845	$2,026,605	$1,666,618
7/31/22	$1,365,435	$2,215,362	$1,777,136
8/31/22	$1,306,642	$2,130,300	$1,724,185
9/30/22	$1,201,055	$1,933,189	$1,572,996
10/31/22	$1,316,241	$2,088,231	$1,734,275
11/30/22	$1,407,430	$2,201,199	$1,842,653
12/31/22	$1,327,531	$2,073,203	$1,768,373
1/31/23	$1,440,932	$2,212,200	$1,860,011
2/28/23	$1,390,394	$2,159,559	$1,794,429
3/31/23	$1,400,255	$2,227,873	$1,786,165
4/30/23	$1,410,116	$2,255,479	$1,813,077
5/31/23	$1,394,092	$2,265,984	$1,743,150
6/30/23	$1,484,073	$2,419,024	$1,858,942
7/31/23	$1,525,982	$2,502,210	$1,924,312
8/31/23	$1,501,330	$2,458,439	$1,872,362
9/30/23	$1,442,164	$2,342,902	$1,800,109
10/31/23	$1,387,929	$2,286,276	$1,736,597
11/30/23	$1,493,934	$2,499,804	$1,867,623
12/31/23	$1,603,978	$2,623,209	$1,971,076
1/31/24	$1,621,521	$2,659,792	$1,973,117
2/29/24	$1,694,201	$2,803,424	$2,045,905
3/31/24	$1,780,666	$2,893,294	$2,148,190
4/30/24	$1,682,923	$2,770,178	$2,056,429
5/31/24	$1,744,326	$2,900,625	$2,121,618
6/30/24	$1,774,400	$2,996,627	$2,101,661
7/31/24	$1,840,815	$3,040,236	$2,209,102
8/31/24	$1,869,636	$3,112,300	$2,268,361
9/30/24	$1,879,661	$3,178,847	$2,299,846

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 4/13/15
Institutional Class No Sales Charge	30.34%	8.14%	6.89%
Russell 1000® Index	35.68%	15.64%	13.12%
Russell 1000® Value Index	27.76%	10.69%	9.32%

Performance Inception Date	Apr. 13, 2015
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 701,321,522
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,771,584
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	701,321,522
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	61
Total Net Advisory Fees Paid ($)	2,771,584

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	24%
Health Care	23%
Communication Services	14%
Financials	12%
Industrials	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	3%
Materials	1%

Ten Largest Equity Holdings

Holdings	39.8% of Net Assets
Alphabet, Inc.	4.9%
Merck & Co., Inc.	4.7%
Apple, Inc.	4.5%
Meta Platforms, Inc.	4.4%
PACCAR, Inc.	4.0%
Fox Corp.	4.0%
Johnson & Johnson	3.9%
JPMorgan Chase & Co.	3.5%
Gilead Sciences, Inc.	3.3%
D.R. Horton, Inc.	2.6%

Material Fund Change [Text Block]